Condensed Interim Consolidated Statements of Profit and Loss and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Basic and dilutive loss per ordinary share (in Dollars per share)	$ (0.45)	$ (0.42)